Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Net carrying amount of property, plant and equipment	$ 19,456	$ 20,532	$ 18,261
Provision for obsolescence of materials and equipment	(223)	(171)	(151)
Provision for impairment of property, plant and equipment	(497)	(2,649)	(600)
Property, plant and equipment net	$ 18,736	$ 17,712	$ 17,510